UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 86.0%
Government National Mortgage Association:
4.5%, with various maturities from 10/15/2033 until 4/1/2039 (a)	106,018,769	110,429,505
5.0%, with various maturities from 11/15/2032 until 6/15/2040 (a)	555,373,434	594,520,025
5.5%, with various maturities from 7/20/2013 until 4/15/2040 (a) (b)	609,894,489	660,906,630
6.0%, with various maturities from 7/15/2014 until 11/15/2039 (b)	317,214,254	349,668,280
6.5%, with various maturities from 9/20/2024 until 7/20/2039	123,909,237	135,283,769
7.0%, with various maturities from 9/15/2010 until 6/20/2039 (a)	73,991,759	81,688,020
7.5%, with various maturities from 2/15/2011 until 1/15/2037	16,504,012	18,736,633
8.0%, with various maturities from 8/20/2012 until 9/20/2013	44,457	46,784
9.0%, with various maturities from 2/15/2020 until 7/15/2030	968,585	1,128,788
10.5%, with various maturities from 10/20/2016 until 1/20/2021	292,375	344,933
11.5%, with various maturities from 4/15/2013 until 2/15/2016	56,348	64,438
12.0%, with various maturities from 12/15/2012 until 7/15/2015	189,120	218,330
12.5%, with various maturities from 10/15/2013 until 8/15/2015	108,056	123,086
13.0%, 5/15/2015	3,997	4,577
13.5%, with various maturities from 11/15/2012 until 9/15/2014	17,711	20,135
14.0%, 7/15/2011	3,964	4,126
14.5%, 10/15/2014	12,878	15,087

Total Government National Mortgage Association (Cost $1,868,207,937)		1,953,203,146
Collateralized Mortgage Obligations 15.6%
FannieMae Whole Loan, "A", Series 2009-W1, 6.0%, 12/25/2049	22,262,289	24,478,082
Federal Home Loan Mortgage Corp.:
"FO", Series 2418, 1.25% *, 2/15/2032	2,885,989	2,934,537
"GF", Series 2412, 1.3% *, 2/15/2032	4,240,691	4,313,906
"FA", Series 2419, 1.35% *, 2/15/2032	2,478,458	2,523,370
"F", Series 2439, 1.35% *, 3/15/2032	2,742,762	2,790,253
"FA", Series 2436, 1.35% *, 3/15/2032	2,742,762	2,790,253
"FQ", Series 2488, 1.35% *, 3/15/2032	2,799,261	2,847,731
"FW", Series 2456, 1.35% *, 3/15/2032	1,543,828	1,573,125
"57", Series 256, Interest Only, 5.0%, 3/15/2023	6,115,683	708,088
"ZK", Series 3382, 5.0%, 7/15/2037	13,650,893	15,028,697
"CZ", Series 3658, 5.0%, 4/15/2040	1,674,872	1,819,663
"PT", Series 3586, IOette, 5.193% **, 2/15/2038	10,243,431	9,750,191
"TZ", Series 2778, 6.0%, 2/15/2034	2,892,801	3,111,092
"SB", Series 2742, Interest Only, 6.65% **, 1/15/2019	8,012,268	1,090,709
"SB", Series 2788, Interest Only, 6.75% **, 10/15/2022	4,893,229	311,361
Federal National Mortgage Association:
"FA", Series 2002-23, 1.247% *, 4/25/2032	3,915,362	3,983,565
"OF", Series 2001-60, 1.297% *, 10/25/2031	1,253,868	1,274,974
"OF", Series 2001-70, 1.297% *, 10/25/2031	501,547	509,989
"FB", Series 2002-30, 1.347% *, 8/25/2031	3,529,683	3,596,909
"FA", Series 2003-11, 1.347% *, 9/25/2032	2,815,829	2,867,052
"FJ", Series 2002-52, 1.347% *, 9/25/2032	3,789,477	3,860,097
"25", Series 351, Interest Only, 4.5%, 5/1/2019	5,842,914	609,177
"ZA", Series 2008-29, 4.5%, 4/25/2038	13,276,125	13,851,059
"21", Series 334, Interest Only, 5.0%, 3/1/2018	6,412,773	650,328
"20", Series 334, Interest Only, 5.0%, 3/1/2018	5,199,787	546,538
''23", Series 339, Interest Only, 5.0%, 7/1/2018	4,610,209	470,971
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	4,436,802	538,356
"PZ", Series 2007-47, 5.0%, 5/25/2037	11,711,713	12,874,602
"ZA", Series 2008-24, 5.0%, 4/25/2038	16,782,161	18,637,785
"ZX", Series 2010-13, 5.0%, 3/25/2040	15,251,567	16,817,544
"SD", Series 2008-45, Interest Only, 6.153% **, 6/25/2023	24,235,636	2,414,943
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.451% **, 8/20/2034	29,024,145	60,527
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	14,313,410	356,500
"HI", Series 2010-H06, Interest Only, 1.137% **, 4/20/2060	16,128,165	827,375
"BI", Series 2010-H01, Interest Only, 1.504% **, 1/20/2060	16,944,199	1,303,009
"FI", Series 2009-H01, Interest Only, 1.713% **, 11/20/2059	67,001,131	5,192,588
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	2,288,660	269,045
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	7,686,751	759,017
"Z", Series 2010-40, 4.744%*, 3/16/2050	4,612,501	4,399,112
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	6,071,227
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	5,499,539
"Z", Series 2004-61, 5.0%, 8/16/2034	2,943,261	3,279,619
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	7,565,058
"ZB", Series 2005-15, 5.0%, 2/16/2035	13,048,820	14,399,298
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,834,101	4,276,419
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	9,879,811
"ZN", Series 2009-64, 5.0%, 7/20/2039	20,849,133	22,609,196
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,100,279	1,133,535
"EY", Series 2010-46, 5.0%, 4/20/2040	45,000,000	49,183,812
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	1,832,049	38,690
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	3,779,874	566,199
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	10,866,443	1,383,311
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,398,282	448,723
"PC", Series 2003-19, 5.5%, 3/16/2033	8,000,000	8,959,717
"PZ", Series 2003-25, 5.5%, 4/20/2033	7,409,063	8,312,199
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	6,309,900	1,007,237
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	12,798,051
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,603,707
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	419,497	7,343
"HZ", Series 2004-17, 6.0%, 3/20/2034	1,453,633	1,698,978
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	910,240	174,556
"CT", Series 2009-42, 6.0%, 8/16/2035	10,922,887	12,055,145
"PS", Series 2008-40, Interest Only, 6.15% **, 5/16/2038	5,683,233	858,785
"PS", Series 2003-55, Interest Only, 6.353% **, 6/20/2033	6,282,712	787,910
"SA", Series 2006-47, Interest Only, 6.45% **, 8/16/2036	1,826,533	293,552
"LS", Series 2003-74, Interest Only, 6.803% **, 12/20/2030	1,146,704	26,020
"SU", Series 2004-30, Interest Only, 6.853% **, 2/20/2032	7,374,418	256,707
"SA", Series 2004-42, Interest Only, 7.253% **, 3/20/2032	7,741,400	1,539,868
"SM", Series 2003-60, Interest Only, 7.4% **, 1/16/2033	17,626,037	1,599,246
"SA", Series 1999-44, Interest Only, 8.2% **, 12/16/2029	1,516,039	264,901

Total Collateralized Mortgage Obligations (Cost $322,183,199)		355,320,479
US Government Agency Sponsored Pass-Throughs 2.8%

Federal National Mortgage Association, 5.0%, with various maturities from 1/1/2034 until 1/1/2038 (a) (Cost $62,004,376)	60,224,793	63,859,792
Government & Agency Obligations 5.3%
Other Government Related (c) 0.6%
Ally Financial, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,307,570
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,929,971

		14,237,541
US Government Sponsored Agencies 2.1%
Federal Home Loan Bank, 7.5% *, 11/12/2024	6,500,000	6,250,400
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013	5,248,000	5,301,808
Federal National Mortgage Association:
5.0%, 5/20/2024 (b)	10,000,000	10,007,560
8.45% *, 2/27/2023 (b)	25,000,000	25,062,500

		46,622,268
US Treasury Obligations 2.6%
US Treasury Bill, 0.22% ***, 9/16/2010 (d)	9,758,000	9,754,760
US Treasury Notes:
0.875%, 2/29/2012 (e)	10,000,000	10,053,500
1.0%, 3/31/2012 (b)	40,000,000	40,303,200

		60,111,460

Total Government & Agency Obligations (Cost $120,496,256)		120,971,269

	Shares	Value ($)
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $125,077,419)	125,077,419	125,077,419
Cash Equivalents 2.6%
Central Cash Management Fund, 0.21% (f) (Cost $58,643,185)	58,643,185	58,643,185

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,556,612,372) †	117.8	2,677,075,290
Other Assets and Liabilities, Net	(17.8)	(404,154,630)

Net Assets	100.0	2,272,920,660

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of June 30, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,558,029,739.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $119,045,551.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $121,460,039 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,414,488.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $121,844,482 which is 5.4% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At June 30, 2010, this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	USD	9/21/2010	1,954	239,456,594	1,566,542

At June 30, 2010, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Interest Rate Swap	USD	9/13/2010	400	43,075,000	(772,754)
2 Year US Treasury Note	USD	9/30/2010	647	141,581,798	(344,912)
90 Day Eurodollar	USD	12/13/2010	250	62,018,750	(632,638)
90 Day Eurodollar	USD	9/13/2010	250	62,090,625	(448,263)
90 Day Eurodollar	USD	6/13/2011	250	61,912,500	(992,013)
90 Day Eurodollar	USD	9/19/2011	250	61,821,875	(1,100,325)
90 Day Eurodollar	USD	3/14/2011	250	61,975,000	(826,388)
Ultra Long Term US Treasury Bond	USD	9/21/2010	52	7,062,250	(147,354)

Total unrealized depreciation	(5,264,647)

Currency Abbreviation

USD	United States Dollar

At June 30, 2010, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)(h)

Call Options
30-Year GNSF	4.5	30,000,000	7/14/2010	102.4	534,375
30-Year GNSF	4.5	30,000,000	7/14/2010	103.0	375,000
30-Year GNSF	4.5	30,000,000	7/14/2010	103.0	370,091
30-Year GNSF	4.5	30,000,000	8/12/2010	102.6	431,250
30-Year GNSF	4.5	30,000,000	8/12/2010	103.2	309,375
30-Year GNSF	4.5	30,000,000	9/14/2010	102.8	365,625
30-Year GNSF	5.0	30,000,000	7/14/2010	105.3	384,375
30-Year GNSF	5.0	30,000,000	7/14/2010	105.6	271,875
30-Year GNSF	5.0	30,000,000	7/14/2010	105.7	263,943
30-Year GNSF	5.0	30,000,000	8/12/2010	105.2	318,750
30-Year GNSF	5.0	30,000,000	8/12/2010	105.9	178,125
30-Year GNSF	5.0	30,000,000	9/14/2010	105.4	234,375
30-Year GNSF	5.5	30,000,000	7/14/2010	107.0	290,625
30-Year GNSF	5.5	30,000,000	7/14/2010	107.3	206,250
30-Year GNSF	5.5	30,000,000	8/12/2010	107.0	234,375
30-Year GNSF	5.5	30,000,000	8/12/2010	107.5	131,250
30-Year GNSF	5.5	30,000,000	9/14/2010	107.1	159,375
30-Year GNSF	6.0	30,000,000	7/14/2010	108.6	103,125
30-Year GNSF	6.0	30,000,000	8/12/2010	108.3	122,813
Total Call Options (Premiums received $2,800,781)				5,284,972

Put Options
30-Year GNSF	4.5	30,000,000	7/14/2010	101.4	9,375
30-Year GNSF	5.0	30,000,000	7/14/2010	104.3	9,375
30-Year GNSF	5.5	30,000,000	7/14/2010	106.0	9,375
Total Put Options (Premiums received $351,563)				28,125

Total Written Options (Total premiums received $3,152,344)				5,313,097

(h)	Net unrealized depreciation at June 30, 2010 was $2,160,753.

At June 30, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/15/2010 9/15/2014	118,800,0001	Fixed — 3.15%	Floating — LIBOR	(5,892,910)	224,400	(6,117,310)

At June 30, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	84,400,0002	0.45%	Global Interest Rate Strategy Index	(1,400,536)	56,267	(1,456,803)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Government National Mortgage Association	$—	$1,953,203,146	$—	$1,953,203,146
Collateralized Mortgage Obligations	—	350,127,891	5,192,588	355,320,479
US Government Agency Sponsored Pass-Throughs	—	63,859,792	—	63,859,792
Government & Agency Obligations	—	111,216,509	—	111,216,509
Short-Term Investments (i)	183,720,604	9,754,760	—	193,475,364
Total	$183,720,604	$2,488,162,098	$5,192,588	$2,677,075,290
Liabilities
Derivatives (j)	$(3,698,105)	$(7,574,113)	$(5,313,097)	$(16,585,315)
Total	$(3,698,105)	$(7,574,113)	$(5,313,097)	$(16,585,315)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contract, interest rate swap, total return swaps and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Government National Mortgage Association	Collateral Mortgage Obligations	Government & Agency Obligations	Total	Written Options
Balance as of September 30, 2009	$34,817,742	$12,120,000	$17,494,950	$64,432,692	$(2,942,902)
Realized gains (loss)	2,151,923	—	—	2,151,923	2,939,063
Change in unrealized appreciation (depreciation)	(339,732)	986,175	385,050	1,031,493	(2,156,914)
Amortization premium/ discount	—	(317,848)	—	(317,848)	—
Net purchases (sales)	(36,629,933)	(7,595,739)	(17,880,000)	(62,105,672)	(3,152,344)
Transfers in to Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2010	$—	$5,192,588	$—	$5,192,588	$(5,313,097)
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$—	$986,175	$—	$986,175	$(2,160,753)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(3,698,105)	$(7,574,113)	$(2,160,753)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010